PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya Retirement
Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.1%
Affiliated Investment Companies : 100.1%
5,268,483  Voya Emerging
Markets Index Portfolio
- Class I
$ 56,741,562
3.1
5,230,415  Voya High Yield Bond
Fund - Class R6
36,769,821
2.0
16,847,308  Voya International
Index Portfolio - Class I
204,863,268
11.0
698,091  Voya Russell
TM
Large
Cap Growth Index
- Class I
53,641,309
2.9
16,738,039  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
191,315,787
10.3
2,738,815  Voya Russell
TM
Small
Cap Index Portfolio
- Class I
38,699,460
2.1
9,623,031  Voya Short Duration
Bond Fund - Class R6
90,841,409
4.9
27,525,715  Voya U.S. Bond Index
Portfolio - Class I
256,814,924
13.9
46,231,961  Voya U.S. Stock Index
Portfolio - Class I
926,026,171
49.9
Total Mutual Funds
(Cost $1,718,390,947)
1,855,713,711
100.1
Total Investments in
Securities
(Cost $1,718,390,947) $ 1,855,713,711 100.1
Liabilities in Excess
of Other Assets (1,008,245) (0.1)
Net Assets $ 1,854,705,466 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)
2
Voya Retirement
Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Mutual Funds $ 1,855,713,711 $ — $ — $ 1,855,713,711
Total Investments, at fair value $ 1,855,713,711 $ — $ — $ 1,855,713,711
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 53,224,217 $ 8,164,420 $ (12,915,623) $ 8,268,548 $ 56,741,562 $ 3,178,582 $ (3,562,776) $ —
Voya High Yield Bond Fund - Class
R6
37,103,051 4,400,174 (5,221,955) 488,551 36,769,821 1,873,344 142,795 —
Voya International Index Portfolio
- Class I
200,058,939 18,395,811 (27,622,519) 14,031,037 204,863,268 5,652,457 4,620,770 —
Voya Russell
TM
Large Cap Growth
Index - Class I
— 55,166,720 (2,649,114) 1,123,703 53,641,309 — (37,001) —
Voya Russell
TM
Large Cap Value
Index Portfolio - Class I
55,469,744 2,734,875 (54,696,343) (3,508,276) — 1,148,085 5,614,538 904,925
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
152,040,478 57,375,730 (22,408,460) 4,308,039 191,315,787 1,822,026 4,138,190 13,043,572
Voya Russell
TM
Small Cap Index
Portfolio - Class I
37,842,515 5,212,983 (4,023,196) (332,842) 38,699,460 448,375 1,490,839 2,299,464
Voya Short Duration Bond Fund -
Class R6
125,621,217 15,779,235 (54,995,611) 4,436,568 90,841,409 4,049,672 (3,616,761) —
Voya U.S. Bond Index Portfolio -
Class I
249,205,031 41,689,349 (46,590,751) 12,511,295 256,814,924 7,667,905 (9,503,243) —
Voya U.S. Stock Index Portfolio -
Class I
946,695,459 71,663,210 (168,746,260) 76,413,762 926,026,171 766,442 34,877,292 70,725,329
$ 1,857,260,651 $ 280,582,507 $ (399,869,832) $ 117,740,385 $ 1,855,713,711 $ 26,606,888 $ 34,164,643 $ 86,973,290
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 164,969,392
Gross Unrealized Depreciation (27,646,628)
Net Unrealized Appreciation $ 137,322,764